GOODWILL - Goodwill by business segment and country (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill by business segment and country
Goodwill at beginning of period	$ 129,023,922	$ 118,042,900	$ 98,325,593
Foreign currency translation differences where functional currency is different from presentation currency	(6,920,120)	10,981,022	19,717,307
Goodwill at end of period	122,103,802	129,023,922	118,042,900
Chile operation
Goodwill by business segment and country
Goodwill at beginning of period	8,503,023	8,503,023	8,503,023
Goodwill at end of period	8,503,023	8,503,023	8,503,023
Brazil operation
Goodwill by business segment and country
Goodwill at beginning of period	66,941,508	61,851,449	56,001,413
Foreign currency translation differences where functional currency is different from presentation currency	6,890,007	5,090,059	5,850,036
Goodwill at end of period	73,831,515	66,941,508	61,851,449
Argentina operation
Goodwill by business segment and country
Goodwill at beginning of period	46,254,831	39,976,392	27,343,642
Foreign currency translation differences where functional currency is different from presentation currency	(14,061,746)	6,278,439	12,632,750
Goodwill at end of period	32,193,085	46,254,831	39,976,392
Paraguay operation
Goodwill by business segment and country
Goodwill at beginning of period	7,324,560	7,712,036	6,477,515
Foreign currency translation differences where functional currency is different from presentation currency	251,619	(387,476)	1,234,521
Goodwill at end of period	$ 7,576,179	$ 7,324,560	$ 7,712,036